Acquisition Date Fair Value of the Consideration (Parenthetical) (Detail)	Oct. 17, 2012
Business Acquisition [Line Items]
Non controlling interest	15.00%
Previously owned
Business Acquisition [Line Items]
Equity interests	34.00%